UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21198 and 811-21301

Name of Fund: BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Tax-Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2016

Date of reporting period: 12/31/2015

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2015 (Unaudited)	BBIF Tax-Exempt Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Tax-Exempt LLC	$381,415,396
Total Investments (Cost — $381,415,396) — 101.0%	381,415,396
Liabilities in Excess of Other Assets — (1.0)%	(3,628,733)

Net Assets — 100.0%	$377,786,663

BBIF Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $381,415,396 and 12.8%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2015, there were no transfers between levels.

BBIF TAX-EXEMPT FUND	DECEMBER 31, 2015	1

Schedule of Investments December 31, 2015 (Unaudited)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.6%
City of Columbia Alabama IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.03%, 1/04/16 (a)	$53,950	$53,950,000
City of Huntsville Alabama IDB, Refunding RB, VRDN, AMT (First Commercial Bank) (Federal Home Loan Bank of Atlanta LOC), 0.16%, 1/07/16 (a)	1,315	1,315,000
City of Mobile Alabama Downtown Redevelopment Authority, RB, VRDN (a)(b):
Series A (National Australia Bank Ltd. LOC), 0.01%, 1/07/16	5,225	5,225,000
Series B (Australia and New Zealand Banking Group Ltd. LOC), 0.01%, 1/07/16	6,555	6,555,000
City of Mobile Alabama IDB, RB, VRDN, Alabama Power Co. Project, 0.06%, 1/07/16 (a)	10,540	10,540,000

		77,585,000
Alaska — 0.8%
City of Valdez Alaska, Refunding RB, VRDN, ConocoPhillips Project, Series C, 0.01%, 1/07/16 (a)	24,400	24,400,000
Arizona — 1.0%
Arizona Health Facilities Authority, RB, Banner Health, VRDN (a):
Series B (Bank of Tokyo Mitsubishi UFJ LOC), 0.01%, 1/07/16	9,250	9,250,000
Series C (Bank of America NA LOC), 0.01%, 1/07/16	9,000	9,000,000
City of Phoenix Industrial Development Authority, RB, VRDN, Mayo Clinic, Series B (Wells Fargo Bank NA SBPA), 0.01%, 1/04/16 (a)	13,200	13,200,000

		31,450,000
Arkansas — 0.1%
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.09%, 1/07/16 (a)	3,200	3,200,000

Municipal Bonds	Par (000)	Value
California — 0.9%
Bay Area Toll Authority, P-FLOATS, RB, VRDN, Series C1 (Bank of America NA Liquidity Agreement), 0.04%, 1/07/16 (a)(b)(c)	$4,910	$4,910,000
City of Sacramento California, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 4375 (JPMorgan Chase Bank NA SBPA), 0.02%, 1/07/16 (a)(b)(c)	13,000	13,000,000
Riverside County Transportation Commission, Refunding RB, Series B, VRDN (Bank of Tokyo Mitsubishi UFJ SBPA), 0.01%, 1/07/16 (a)	2,500	2,500,000
State of California, GO, Refunding, VRDN, Kindergarten, Series A-2 (State Street Bank and Trust Co. LOC), 0.01%, 1/04/16 (a)	5,100	5,100,000

		25,510,000
Colorado — 0.3%
Colorado Educational & Cultural Facilities Authority, RB, VRDN (TD Bank NA LOC), 0.01%, 1/04/16 (a)	5,000	5,000,000
Colorado Housing & Finance Authority, Refunding RB, VRDN, S/F Mortgage, Series B (Bank of America NA SBPA), 0.01%, 1/07/16 (a)	2,360	2,360,000
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN, South Santa Fe Drive (JPMorgan Chase Bank NA LOC), 0.04%, 1/07/16 (a)	3,205	3,205,000

		10,565,000
Connecticut — 0.1%
Connecticut Housing Finance Authority, Refunding RB, VRDN (Royal Bank of Canada SBPA), 0.01%, 1/07/16 (a)	3,500	3,500,000
District of Columbia — 0.4%
District of Columbia, RB, VRDN, Community Connections Real Estate, Series A (Manufacturers & Traders Trust Co. LOC), 0.06%, 1/07/16 (a)	3,500	3,500,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2015	1

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
District of Columbia (continued)
District of Columbia Housing Finance Agency, RB, VRDN (Freddie Mac LOC), Park 7 Apartments at Minnesota Ave & Benning Road, 0.02%, 1/07/16 (a)	$4,100	$4,100,000
District of Columbia Water & Sewer Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2013-0012, Class A (AGM) (Citibank NA SBPA), 0.02%, 1/07/16 (a)(b)(c)	4,400	4,400,000

		12,000,000
Florida — 3.2%
County of Brevard Florida Housing Finance Authority, RB, VRDN, M/F, Timber Trace Apartments Project, AMT (Citibank NA LOC), 0.04%, 1/07/16 (a)	9,735	9,735,000
County of Collier Florida IDA, RB, VRDN, March Project, AMT (Wells Fargo Bank NA LOC), 0.20%, 1/07/16 (a)	1,190	1,190,000
County of Escambia Health Facilities Authority, Refunding RB, VRDN (AGC) (TD Bank NA SBPA), Azalea Trace, Inc., 0.06%, 1/04/16 (a)	10,455	10,455,000
County of Hillsborough Florida Housing Finance Authority, HRB, VRDN, M/F, Claymore Crossings Apartments, AMT (Citibank NA LOC), 0.04%, 1/07/16 (a)	1,900	1,900,000
County of Manatee Florida Housing Finance Authority, HRB, VRDN, M/F, Village at Cortez Apartments, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.04%, 1/07/16 (a)	10,300	10,300,000
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, VRDN, Eagle Tax-Exempt Trust, Class A (AGM), (Citibank NA Liquidity Agreement), 0.03%, 1/07/16 (a)(b)(c)	7,450	7,450,000
County of Miami-Dade Florida Water & Sewer System Revenue, RB, VRDN, ROCS, Series RR-II-R-11834 (AGM) (Citibank NA Liquidity Agreement), 0.05%, 1/07/16 (a)(b)(c)	23,750	23,750,000

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Orange Florida, RBC Muni Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series O-43 (Royal Bank of Canada SBPA), 0.01%, 1/07/16 (a)(b)(c)	$5,115	$5,115,000
County of Orlando & Orange Florida Expressway Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 0145, Class A (BHAC) (Citibank NA Liquidity Agreement), 0.02%, 1/07/16 (a)(c)	11,300	11,300,000
Florida Housing Finance Corp., RB, VRDN, M/F, Savannah Springs Apartments, Series N, AMT (Citibank NA LOC), 0.04%, 1/07/16 (a)	6,500	6,500,000
Orlando Florida Utilities Commission, Refunding RB, Series B, VRDN (TD Bank NA SBPA), 0.01%, 1/07/16 (a)	7,855	7,855,000

		95,550,000
Georgia — 0.5%
County of Gainesville & Hall Georgia Development Authority, RB, VRDN (TD Bank NA SBPA), Acts Retirement-Life Communities, Inc., Lanier Village, Series B, 0.06%, 1/04/16 (a)	15,135	15,135,000
Illinois — 2.4%
Illinois Finance Authority, RB, VRDN (a):
AMT, INX International Ink Co. (JPMorgan Chase Bank NA LOC), 0.13%, 1/07/16	3,280	3,280,000
ROCS, Children’s Memorial Hospital, Series RR-11624 (AGC) (Citibank NA SBPA), 0.21%, 1/07/16 (b)(c)	16,100	16,100,000
Illinois Finance Authority, Refunding RB, VRDN, Northwestern Memorial Hospital (a):
Series A-1 (Wells Fargo Bank NA SBPA), 0.01%, 1/04/16	15,385	15,385,000
Series A-2 (Wells Fargo Bank NA SBPA), 0.01%, 1/07/16	1,970	1,970,000
State of Illinois, GO, VRDN, Series B-4 (State Street Bank and Trust LOC), 0.01%, 1/07/16 (a)	17,000	17,000,000

2	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Illinois (continued)
University of Illinois, Refunding RB, VRDN, UIC South Campus Development (JPMorgan Chase Bank NA LOC), 0.01%, 1/07/16 (a)	$17,810	$17,810,000

		71,545,000
Indiana — 3.0%
City of Indianapolis Indiana Local Public Improvement Bond Bank, Refunding RB, ROCS, VRDN, Series II-R-11779 (AGC) (Citibank NA SBPA), 0.21%, 1/07/16 (a)(b)(c)	47,870	47,870,000
City of Michigan Indiana, RB, M/F, VRDN, Palatek Project, AMT (Comerica Bank NA LOC), 0.11%, 1/07/16 (a)	3,200	3,200,000
Indiana Finance Authority, Refunding RB, VRDN, Series A-2 (BMO Harris Bank NA SBPA), 0.01%, 1/07/16 (a)	37,365	37,365,000

		88,435,000
Iowa — 4.2%
Iowa Finance Authority, RB, VRDN (a):
M/F Housing, AMT, Series A (Wells Fargo Bank NA SBPA), 0.01%, 1/07/16	3,550	3,550,000
CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.11%, 1/07/16	118,060	118,060,000
Iowa Higher Education Loan Authority, Refunding RB, VRDN Des Moines University Project (BMO Harris Bank NA LOC), 0.01%, 1/04/16 (a)	2,550	2,550,000

		124,160,000
Kansas — 0.3%
City of Burlington Kansas, Refunding RB, VRDN, Environment Improvement Revenue, City Power & Light, (Mizuho Corporate Bank LOC), 0.01%, 1/07/16 (a)	7,100	7,100,000

Municipal Bonds	Par (000)	Value
Kansas (continued)
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA), 0.05%, 1/07/16 (a)(b)(c)	$1,040	$1,040,000

		8,140,000
Louisiana — 5.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN (a):
BASF Corp. Project, AMT, 0.08%, 1/07/16	4,000	4,000,000
Honeywell International, Inc. Project, 0.11%, 1/07/16	6,000	6,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, VRDN, BASF Corp. Project, Series B, 0.04%, 1/07/16 (a)	7,500	7,500,000
Louisiana Offshore Terminal Authority, Refunding RB, VRDN, Loop LLC Project, Series B (JPMorgan Chase Bank NA LOC), 0.01%, 1/07/16 (a)	15,050	15,050,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products and Chemicals Project (a):
0.01%, 1/07/16	20,000	20,000,000
Series B, 0.01%, 1/07/16	28,000	28,000,000
Series C, 0.01%, 1/04/16	14,600	14,600,000
Series C, 0.01%, 1/04/16	10,000	10,000,000
Parish of Ascension Louisiana, RB, VRDN, AMT, BASF Corp. Project (a):
0.08%, 1/07/16	2,400	2,400,000
0.08%, 1/07/16	11,800	11,800,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2015	3

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Louisiana (continued)
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, VRDN (Citibank NA Liquidity Agreement), 0.02%, 1/07/16 (a)(b)	$30,000	$30,000,000

		149,350,000
Maryland — 1.6%
City of Washington Maryland Suburban Sanitary Commission, GO, Series A, VRDN, BANS (TD Bank NA SBPA), 0.01%, 1/07/16 (a)	7,000	7,000,000
County of Baltimore Maryland, RB, VRDN, M/F, Paths at Loveton (Manufacturers & Traders Trust Co. LOC), 0.06%, 1/07/16 (a)	2,735	2,735,000
Maryland EDC, RB, VRDN, Linemark Printing Project, AMT (Manufacturers & Traders LOC), 0.21%, 1/07/16 (a)	2,925	2,925,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN (a):
ROCS, Series 11415 (AGC) (Citibank NA Liquidity Agreement), 0.21%, 1/07/16 (b)(c)	6,350	6,350,000
ROCS, Series 11594 (AGC) (Citibank NA Liquidity Agreement), 0.21%, 1/07/16 (b)(c)	8,635	8,635,000
University of Maryland Medical System (TD Bank NA LOC), 0.01%, 1/04/16	19,530	19,530,000

		47,175,000
Massachusetts — 2.5%
Massachusetts Bay Transportation Authority, RB, Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.04%, 1/07/16 (a)	50,000	50,000,000
Massachusetts Development Finance Agency, HRB, M/F Housing, Avalon Acton Apartment, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.03%, 1/07/16 (a)	3,000	3,000,000

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, RB, VRDN, FLOATS (a)(b)(c):
Holy Cross College, Series 1336 (Credit Suisse AG SBPA), 0.13%, 1/07/16	$1,500	$1,500,000
Woodbriar Senior Living Facility, RBC Municipal Product, Inc. Trust, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 1/07/16	7,385	7,385,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Baystate Medical Center, Series K (Wells Fargo Bank NA LOC), 0.01%, 1/04/16 (a)	1,500	1,500,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN, Great Brook Valley Health Center, Series A (TD Bank NA LOC), 0.02%, 1/07/16 (a)	1,165	1,165,000
Massachusetts School Building Authority, RB, Sales Tax Revenue, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.02%, 1/07/16 (a)(b)(c)	500	500,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 1/07/16 (a)	6,000	6,000,000
University of Massachusetts Building Authority, RB, VRDN, Senior Series 1 (JPMorgan Chase Bank NA SBPA), 0.01%, 1/07/16 (a)	4,985	4,985,000

		76,035,000
Michigan — 3.1%
Michigan Finance Authority, RB, VRDN, Higher Education Facilities (Comerica Bank NA LOC), 0.06%, 1/07/16 (a)	6,755	6,755,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, University of Detroit Mercy Project (Comerica Bank NA LOC), 0.01%, 1/04/16 (a)	5,265	5,265,000

4	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan State Building Authority, Tender Option Bond Trust Receipts/Certificates, Refunding RB, VRDN (JPMorgan Chase Bank NA Liquidity Agreement), 0.02%, 1/07/16 (a)(b)(c)	$3,335	$3,335,000
Michigan State HDA (JPMorgan Chase Bank NA SBPA), M/F Housing (a):
Series A, Berrien Woods III, 0.04%, 1/07/16	4,415	4,415,000
Series C, 0.03%, 1/07/16	19,525	19,525,000
Michigan State HDA, Refunding, HRB, VRDN, AMT (a):
M/F (JPMorgan Chase Bank NA SBPA), 0.05%, 1/04/16	29,420	29,420,000
S/F, Series B (Federal Home Loan Bank SBPA), 0.02%, 1/07/16	1,700	1,700,000
Michigan Strategic Fund, RB, VRDN (a):
CS Facilities LLC Project (MUFG Union Bank LOC), 0.01%, 1/07/16	11,045	11,045,000
MANS LLC Project, AMT (Comerica Bank NA LOC), 0.11%, 1/07/16	5,300	5,300,000
Riverwalk Properties LLC Project, AMT (Comerica Bank NA LOC), 0.11%, 1/07/16	600	600,000
Oakland University, Refunding RB, VRDN, General (JPMorgan Chase Bank NA LOC), 0.01%, 1/07/16 (a)	890	890,000
Southfield Michigan Economic Development Corp., RB, VRDN (JPMorgan Chase Bank NA LOC), Lawrence Technological University Project, 0.01%, 1/07/16 (a)	3,615	3,615,000

		91,865,000
Minnesota — 0.4%
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 1/07/16 (a)(b)(c)	4,200	4,200,000
Minnesota Housing Finance Agency, RB, M/F Housing, VRDN (Royal Bank of Canada SBPA), 0.01%, 1/07/16 (a)	4,000	4,000,000

Municipal Bonds	Par (000)	Value
Minnesota (continued)
Minnesota Housing Finance Agency, Refunding RB, AMT, S/F Housing, Series D (Fannie Mae) (Royal Bank of Canada SBPA), VRDN, 0.03%, 1/07/16 (a)	$5,075	$5,075,000

		13,275,000
Mississippi — 1.1%
Mississippi Business Finance Corp., RB, VRDN, Chevron USA, Inc. (a):
Series I, 0.01%, 1/04/16	5,150	5,150,000
Series A, 0.01%, 1/04/16	4,000	4,000,000
Series A, 0.01%, 1/07/16	12,400	12,400,000
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 84 (State Street Bank & Trust Co. SBPA), 0.01%, 1/07/16 (a)	11,900	11,900,000

		33,450,000
Missouri — 0.2%
City of Palmyra Missouri IDA, RB, VRDN, BASF Corp. Project, AMT, 0.08%, 1/07/16 (a)	6,000	6,000,000
Nebraska — 0.6%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series 2900 (Credit Suisse Liquidity Agreement), 0.03%, 1/07/16 (a)(c)	16,000	16,000,000
University of Nebraska at Lincoln, Tender Option Bond Trust Receipts/Certificates, (Citibank NA Liquidity Agreement), 0.01%, 1/07/16 (a)(b)(c)	900	900,000

		16,900,000
New Jersey — 2.6%
Borough of Chatham New Jersey, GO, BAN, 1.25%, 7/15/16	4,258	4,275,558
Borough of Dumont New Jersey, GO, Refunding, 1.50%, 6/23/16	6,179	6,207,044
Borough of Hasbrouck Heights New Jersey, GO, BAN, Refunding, 1.00%, 3/24/16	4,611	4,617,103
Borough of Mendham New Jersey, GO, 1.75%, 7/08/16	2,250	2,263,481
Borough of Oradell New Jersey, GO, BAN, 1.00%, 4/08/16	3,310	3,314,992
Borough of Park Ridge New Jersey, GO, BAN, Refunding, 1.50%, 10/07/16	4,260	4,289,254

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2015	5

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Borough of Rumson New Jersey, GO, BAN, Series A, 1.50%, 8/25/16	$4,002	$4,025,284
Borough of Upper Saddle River New Jersey, GO, BAN, 1.00%, 2/19/16	5,335	5,339,920
City of Margate City New Jersey, GO, BAN, Refunding, 2.00%, 7/19/16	7,855	7,917,203
County of Atlantic New Jersey, GO, BAN, Refunding, 2.00%, 6/29/16	15,806	15,919,495
New Jersey Environmental Infrastructure Trust, Refunding RB, P-FLOATS, VRDN, Series A-R (Bank of America NA Liquidity Agreement), 0.02%, 1/07/16 (a)(b)(c)	515	515,000
New Jersey State Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates, Refunding RB, Princeton University, VRDN (Bank of America NA Liquidity Agreement), 0.02%, 1/07/16 (a)(b)(c)	665	665,000
New Jersey State Higher Education Assistance Authority, RBC Municipal Product, Inc. Trust, RB, FLOATS, VRDN, Series L-36, AMT (Royal Bank of Canada LOC), 0.03%, 1/07/16 (a)(b)(c)	700	700,000
Township of Jackson New Jersey, GO, BAN, Series A, 2.00%, 8/03/16	3,971	4,005,189
Township of Montville New Jersey, GO, BAN, 1.50%, 10/07/16	3,500	3,524,035
Township of Mount Laurel New Jersey, GO, BAN, Series C, 1.25%, 3/10/16	6,887	6,898,752
Township of Voorhees New Jersey, GO, BAN, Series A, 2.00%, 7/29/16	3,668	3,698,491

		78,175,801
New Mexico — 0.3%
New Mexico Finance Authority, Refunding RB, VRDN, Sub-Lien, Sub-Series A-1 (State Street Bank & Trust LOC), 0.01%, 1/07/16 (a)	8,350	8,350,000

Municipal Bonds	Par (000)	Value
New York — 17.0%
Center Moriches Union Free School District, GO, 1.50%, 6/24/16	$6,300	$6,326,195
Churchville-Chili Central School District, GO, 1.50%, 6/28/16	4,300	4,320,677
City of Elmont New York, Sewanhaka Central High School District, GO, TAN, 1.50%, 6/24/16	6,400	6,431,929
City of Homer New York Central School District, GO, BAN, 2.00%, 7/15/16	7,500	7,558,212
City of New York New York, GO, VRDN (a):
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.01%, 1/07/16	6,100	6,100,000
Sub-Series D-3 (JPMorgan Chase Bank NA SBPA), 0.01%, 1/04/16	11,000	11,000,000
Sub-Series D-4 (TD Bank NA LOC), 0.01%, 1/04/16	19,000	19,000,000
Sub-Series F-7 (Royal Bank of Canada LOC), 0.01%, 1/04/16	1,500	1,500,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 1/04/16	8,545	8,545,000
Sub-Series I-2 (JPMorgan Chase Bank NA Liquidity Agreement), 0.01%, 1/04/16	5,800	5,800,000
City of New York New York Industrial Development Agency, RB, VRDN (a):
Korean Air Lines Co. Ltd. Project, Series A, AMT (Kookmin Bank LOC), 0.08%, 1/07/16	21,800	21,800,000
Korean Air Lines Co. Ltd. Project, Series C, AMT (Kookmin Bank LOC), 0.08%, 1/07/16	4,000	4,000,000
New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.01%, 1/07/16	15,525	15,525,000
County of Dutchess New York IDA, RB, VRDN, Marist College, Series A (TD Bank NA LOC), 0.03%, 1/07/16 (a)	8,645	8,645,000
East Williston Union Free School District, GO, 1.50%, 6/28/16	3,500	3,516,822
Maine-Endwell Central School District, GO, 1.50%, 7/22/16	7,000	7,032,130

6	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
New York (continued)
Manhasset Union Free School District, GO, 1.50%, 6/21/16	$6,750	$6,780,837
Metropolitan Transportation Authority, RB, VRDN (Royal Bank of Canada LOC), 0.01%, 1/07/16 (a)	5,000	5,000,000
New York City Housing Development Corp., RB, VRDN (a):
Lyric Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.01%, 1/07/16	4,530	4,530,000
M/F Housing, Balton, Series A (Freddie Mac LOC), 0.01%, 1/07/16	4,750	4,750,000
M/F Housing, Series K-2 (Wells Fargo Bank NA SBPA), 0.02%, 1/07/16	8,400	8,400,000
Sierra Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.01%, 1/07/16	2,000	2,000,000
New York City Transitional Finance Authority, Future Tax Secured Revenue, RB, VRDN (a):
Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.01%, 1/04/16	4,000	4,000,000
Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 1/07/16	4,800	4,800,000
New York City Transitional Finance Authority, Future Tax Secured Revenue, Refunding RB, VRDN, Sub-Series A-4 (TD Bank NA SBPA), 0.01%, 1/04/16 (a)	27,475	27,475,000
New York City Water & Sewer System, Refunding RB, VRDN, Municipal Water Finance Authority (a):
2nd General Resolution, Fiscal 2011, Series AA (Royal Bank of Canada SBPA), 0.01%, 1/04/16	5,000	5,000,000
2nd General Resolution, Fiscal 2011, Series DD-1 (TD Bank NA SBPA), 0.01%, 1/04/16	23,900	23,900,000
FLOATS, Series 2043 (Morgan Stanley Bank Liquidity Agreement), 0.02%, 1/07/16 (b)(c)	2,600	2,600,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Water & Sewer System, Refunding RB, VRDN, Municipal Water Finance Authority (a) (continued):
Sub-Series A-2 (Mizuho Corporate Bank SBPA), 0.01%, 1/04/16	$4,770	$4,770,000
New York Local Government Assistance Corp., Refunding RB, VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.01%, 1/07/16 (a)	2,000	2,000,000
New York Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-1 (Royal Bank of Canada LOC), 0.01%, 1/04/16 (a)	10,180	10,180,000
New York State Dormitory Authority, Refunding RB, Saint Johns University, Series B-1 (Bank of America LOC), VRDN, 0.01%, 1/07/16 (a)	14,370	14,370,000
New York State HFA, HRB, VRDN (a):
33 Bond St. Housing (Manufacturers & Traders Trust Co. LOC), 0.01%, 1/07/16	4,000	4,000,000
East 39th Street Housing, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Facility), 0.02%, 1/07/16	10,000	10,000,000
M/F Housing, 175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.07%, 1/07/16	7,900	7,900,000
M/F Housing, 175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.07%, 1/07/16	26,100	26,100,000
M/F Housing, 175 West 60th Street Housing, Series A-2 (Manufacturers & Traders Trust Co. LOC), 0.04%, 1/07/16	7,000	7,000,000
M/F Housing, 625 West 57th Street, Series A-1 (Bank of New York Mellon Trust LOC), 0.01%, 1/07/16	10,000	10,000,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2015	7

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
New York (continued)
New York State HFA, HRB, VRDN (a) (continued):
M/F Housing, Clinton Park, Series A (Federal Home Loan Mortgage Corp. Guarantor, Federal Home Loan Mortgage Corp. Liquidity Agreement), 0.01%, 1/07/16	$6,810	$6,810,000
M/F Housing, Northend (FNMA Guarantor, FNMA Liquidity), 0.01%, 1/07/16	7,200	7,200,000
New York State Urban Development Corp., Refunding RB, VRDN (a):
Series 2004 A-3 (JPMorgan Chase Bank NA SBPA), 0.01%, 1/07/16	17,800	17,800,000
Series A3-D (JPMorgan Chase Bank NA SBPA), 0.01%, 1/07/16	22,025	22,025,000
Onondaga County Industrial Development Agency, RB, AMT, VRDN (Manufacturers & Traders Trust Co. LOC), 0.31%, 1/07/16 (a)	1,915	1,915,000
Port Authority of New York & New Jersey, RB, Austin Trust, VRDN, AMT, Series 1055 (AGM) (Bank of America NA SBPA), 0.09%, 1/07/16 (a)(b)	3,730	3,730,000
Rocky Point Union Free School District, GO, 1.50%, 6/27/16	5,000	5,024,398
Roslyn Union Free School District, GO, 2.00%, 9/23/16	4,500	4,545,328
Sayville Union Free School District, 1.50%, 9/29/16	3,000	3,018,886
Town of Clarence, GO, Refunding Series B, 1.50%, 7/22/16	6,216	6,250,473
Town of Lancaster, GO, Refunding, 1.50%, 7/28/16	8,000	8,042,872
Town of Pittsford New York, GO, 2.00%, 9/08/16	4,600	4,645,669
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series B-2, VRDN (Wells Fargo Bank NA LOC), 0.01%, 1/04/16 (a)	11,655	11,655,000
Union Endicott Central School District, GO, 1.50%, 7/22/16	5,304	5,330,426
Village of Mamaroneck, GO, Refunding Series B, 1.50%, 9/02/16	7,267	7,312,923
Village of Ossining New York, GO, 1.50%, 9/30/16	4,045	4,071,813

Municipal Bonds	Par (000)	Value
New York (continued)
West Genesee Central School District, GO, Refunding, 1.50%, 7/29/16	$15,500	$15,582,841
West Hempstead Union Free School District, GO, TAN, 1.50%, 6/24/16	3,400	3,416,617
West Islip Union Free School District, GO, 1.50%, 6/24/16	24,500	24,614,939
Windsor Central School District, GO, 1.50%, 8/19/16	11,400	11,464,603

		507,113,590
North Carolina — 2.2%
Charlotte-Mecklenburg Hospital Authority, Refunding RB, VRDN, Series H (Wells Fargo Bank NA LOC), 0.01%, 1/04/16 (a)	3,075	3,075,000
City of Charlotte North Carolina, COP, Refunding, VRDN, 2003 Governmental Facilities Project (Wells Fargo Bank NA Liquidity Agreement), 0.01%, 1/07/16 (a)	20,050	20,050,000
City of Greensboro North Carolina Combined Water & Sewer System, Refunding RB, VRDN, Series A (Bank of America NA SBPA), 0.03%, 1/07/16 (a)	8,400	8,400,000
City of Raleigh Durham North Carolina Airport Authority, Refunding RB, VRDN, Series C (Royal Bank of Canada LOC), 0.01%, 1/07/16 (a)	2,365	2,365,000
City of Raleigh North Carolina Combined Enterprise System Revenue, RB, Series B, VRDN (Wells Fargo Bank NA SBPA), 0.01%, 1/07/16 (a)	3,500	3,500,000
County of Lee North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Arden Corp. Project, AMT (Comerica Bank NA LOC), 0.11%, 1/07/16 (a)	2,550	2,550,000
North Carolina Agricultural Finance Authority, Refunding RB, VRDN, Harvey Fertilizer & Gas Project, AMT (Wells Fargo Bank NA LOC), 0.20%, 1/07/16 (a)	310	310,000
North Carolina Capital Facilities Finance Agency, RB, VRDN, Aquarium Society Project (Bank of America NA LOC), 0.05%, 1/07/16 (a)	17,035	17,035,000

8	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Eagle Tax-Exempt Trust Receipts, Duke University (Citibank NA Liquidity Agreement), 0.02%, 1/07/16 (a)(b)(c)	$2,850	$2,850,000
North Carolina Medical Care Community, RBC Municipal Products, Inc. Trust, RB, VRDN, Duke University Health System (Royal Bank of Canada Liquidity Agreement), 0.01%, 1/07/16 (a)(b)(c)	1,400	1,400,000
State of North Carolina, Refunding RB, VRDN (Citibank NA Liquidity Agreement), 0.02%, 1/07/16 (a)(b)(c)	1,800	1,800,000
State of North Carolina, Tender Option Bond Trust Receipts/Certificates, GO, VRDN, (JPMorgan Chase Bank NA Liquidity Agreement), 0.02%, 1/07/16 (a)(b)(c)	1,000	1,000,000
State of North Carolina, Tender Option Bond Trust Receipts/Certificates, Refunding RB, VRDN, Duke University (Citibank NA Liquidity Agreement), 0.02%, 1/07/16 (a)(b)(c)	1,600	1,600,000

		65,935,000
North Dakota — 0.0%
City of West Fargo North Dakota, GO, 2.00%, 5/02/16	830	834,133
Ohio — 0.7%
City of Columbus Ohio, GO, Sanitary Sewer, VRDN, 0.01%, 1/07/16 (a)	4,095	4,095,000
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/09/16	1,000	1,001,314
County of Franklin Ohio Nationwide Children’s Hospital, RB, VRDN, Nationwide Hospital Project, Series B, 0.01%, 1/07/16 (a)	14,600	14,600,000

		19,696,314
Oklahoma — 0.5%
Muskogee City-County Trust Port Authority, RB, VRDN, AMT (Bank of America NA LOC), 0.09%, 1/07/16 (a)	5,250	5,250,000

Municipal Bonds	Par (000)	Value
Oklahoma (continued)
Oklahoma State Turnpike Authority, RBC Municipal Products, Inc. Trust, Refunding RB, VRDN, FLOATS, Series E-37 (Royal Bank Canada LOC), 0.02%, 1/07/16 (a)(b)(c)	$9,575	$9,575,000

		14,825,000
Oregon — 0.2%
Port of Portland Oregon, Refunding RB, VRDN, Portland International Airport, Series 18-A, AMT (U.S. Bank NA LOC), 0.01%, 1/07/16 (a)	5,775	5,775,000
Pennsylvania — 3.0%
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series C-14 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 1/07/16 (a)(b)(c)	3,840	3,840,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. Liquidity Agreement), 0.01%, 1/07/16 (a)(b)	14,500	14,500,000
County of Blair Pennsylvania IDA, RB, VRDN, Homewood at Martinsburg Project (Manufacturers & Traders Trust Co. LOC), 0.06%, 1/07/16 (a)	1,800	1,800,000
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, VRDN, Luthercare Project (Manufacturers & Trust Co. LOC), 0.06%, 1/07/16 (a)	28,030	28,030,000
County of Lycoming Pennsylvania Authority, Refunding RB, VRDN, AICUP Financing Program-Lycoming College Project (Manufacturers & Traders Trust Co. LOC), 0.03%, 1/07/16 (a)	4,175	4,175,000
County of Montgomery Industrial Development Authority, RB, VRDN, Acts Retirement-Life Communities, Inc. (TD Bank NA SBPA), 0.06%, 1/04/16 (a)	5,415	5,415,000
Geisinger Authority, RB, VRDN, Geisinger Health System, Series A (Wells Fargo Bank NA SBPA), 0.01%, 1/04/16 (a)	10,550	10,550,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2015	9

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Geisinger Authority, Refunding RB, Series A, VRDN, Geisinger Health System (Wells Fargo Bank NA SBPA), 0.01%, 1/04/16 (a)	$2,500	$2,500,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc., West Point Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.04%, 1/07/16 (a)	3,700	3,700,000
School District of Philadelphia, GO, VRDN, Refunding, Series H (Royal Bank of Canada LOC), 0.01%, 1/07/16 (a)	5,790	5,790,000
Southcentral General Authority, RB, VRDN, Homewood Hanover Project (Manufacturers & Traders Trust Co. LOC), 0.06%, 1/07/16 (a)	9,635	9,635,000
York County Industrial Development Authority, RB, AMT, VRDN (Manufacturers & Traders Trust Co. LOC), 0.26%, 1/07/16 (a)	895	895,000

		90,830,000
Rhode Island — 0.2%
Town of Cumberland Rhode Island, GO, TAN, Series 1, 1.50%, 6/09/16	7,200	7,233,068
South Carolina — 1.0%
Charleston South Carolina Waterworks & Sewer Revenue, Tender Option Bond Trust Receipts/Certificates, RB, FLOATS, Series 2015-XF2204 (Citibank NA Liquidity Agreement), 0.01%, 1/07/16 (a)(b)(c)	3,000	3,000,000
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.16%, 1/07/16 (a)(c)	18,600	18,600,000

Municipal Bonds	Par (000)	Value
South Carolina (continued)
South Carolina State Public Service Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4379 (JPMorgan Chase Bank NA Liquidity Agreement), 0.13%, 1/07/16 (a)(b)(c)	$8,940	$8,940,000

		30,540,000
Tennessee — 2.2%
City of Clarksville Tennessee Public Building Authority, RB, VRDN (Bank of America NA LOC), 0.04%, 1/07/16 (a)	12,755	12,755,000
County of Montgomery Tennessee Public Building Authority, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC), 0.06%, 1/07/16 (a)	535	535,000
County of Washington Tennessee, Eclipse Funding Trust, Refunding RB, VRDN (U.S. Bank NA LOC, U.S. Bank NA SBPA), 0.01%, 1/07/16 (a)(b)	19,100	19,100,000
Metropolitan Government of Nashville & Davidson County, GO, 0.11%, 2/02/16 (b)	12,500	12,500,000
Metropolitan Government of Nashville & Davidson County, RB, Water & Sewer Revenue, 0.10%, 1/20/16 (b)	10,000	10,000,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, VRDN, FLOATS, Series 3013 (Morgan Stanley Bank Liquidity Agreement), 0.02%, 1/07/16 (a)(b)(c)	10,000	10,000,000

		64,890,000
Texas — 18.0%
Brazos Harbor Industrial Development Corp., RB, VRDN, BASF Corp. Project, AMT (a):
0.08%, 1/07/16	50,000	50,000,000
0.08%, 1/07/16	25,000	25,000,000
Brazos River Harbor Navigation District, RB, VRDN, BASF Corp. Project, AMT (a):
0.08%, 1/07/16	18,400	18,400,000
Brazoria County, Multi-Mode, 0.08%, 1/07/16	15,800	15,800,000

10	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Austin Texas Electric Utility System Revenue, Refunding RB, FLOATS, VRDN (JPMorgan Chase Bank NA Liquidity Agreement), 0.13%, 1/07/16 (a)(b)(c)	$12,645	$12,645,000
City of Austin Texas Water & Wastewater System, Refunding RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC, Sumitomo Mitsui Banking Corp. LOC), 0.01%, 1/07/16 (a)	16,440	16,440,000
City of Denton Texas ISD, GO, VRDN, School Building (a):
Series 2005-A (Bank of America NA SBPA), 0.01%, 1/07/16	2,600	2,600,000
Series B (Bank of Tokyo-Mitsubishi SBPA), 0.01%, 1/07/16	7,400	7,400,000
City of Houston Texas Public Improvement, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series 4338 (JPMorgan Chase Bank NA Liquidity Agreement), 0.05%, 1/07/16 (a)(b)(c)	6,315	6,315,000
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.04%, 1/07/16 (a)	10,000	10,000,000
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital (a):
Sub-Series C-1, 0.01%, 1/04/16	106,410	106,410,000
Sub-Series C-2, 0.01%, 1/04/16	10,000	10,000,000
County of Harris Texas Health Facilities Development Corp., Refunding RB, VRDN, Methodist Hospital System (a):
Series A-1, 0.01%, 1/04/16	3,570	3,570,000
Series A-2, 0.01%, 1/04/16	19,205	19,205,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Christus Health, Series C-4 (Bank of Montreal LOC), 0.01%, 1/07/16 (a)	12,420	12,420,000

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Austin Trust, Refunding RB, VRDN, Certificates of Bank of America, Series 1201 (Bank of America NA Liquidity Agreement), 0.04%, 1/07/16 (a)(b)	$5,790	$5,790,000
Lamar Consolidated ISD, GO, VRDN, (Citibank Liquidity Agreement), 0.02%, 1/07/16 (a)(b)(c)	12,300	12,300,000
North Texas Tollway Authority, Refunding RB, 5.75%, 1/04/16 (d)(e)	7,560	7,561,040
Port of Corpus Christi Authority of Nueces County, RB, Flint Hills Resources LP Project, VRDN, 0.16%, 1/07/16 (a)	21,500	21,500,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.15%, 1/07/16 (a)(b)	70,000	70,000,000
Port of Freeport Texas, RB, VRDN, BASF Corp. Project, AMT, 0.08%, 1/07/16 (a)	5,000	5,000,000
Port of Port Arthur Texas Navigation District, RB, VRDN, Project (a):
Multi-Mode, Atofina, Series B, AMT, 0.04%, 1/07/16	10,000	10,000,000
Texas Industrial Development Corp., Total Petrochemicals & Refining USA, Inc., 0.02%, 1/07/16	20,700	20,700,000
Total Petrochemicals & Refining USA, Inc., AMT, 0.04%, 1/07/16	24,000	24,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank Liquidity Agreement), 0.02%, 1/07/16 (a)(b)	4,500	4,500,000
State of Texas, GO, VRDN (a):
Series B (Mizuho Bank Ltd. SBPA), 0.01%, 1/07/16	18,000	18,000,000
Series D (State Street Bank & Trust Co. SBPA), 0.01%, 1/07/16	8,345	8,345,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2015	11

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Texas (continued)
State of Texas Water Development Board, Tender Option Bond Trust Receipts/Certificates, (Citibank NA Liquidity Agreement), 0.01%, 1/07/16 (a)(b)(c)	$2,800	$2,800,000
Waco Educational Finance Corp., Refunding RB, Baylor University, Series A, VRDN (Bank of New York Mellon Trust LOC), 0.01%, 1/07/16 (a)	11,055	11,055,000

		537,756,040
Utah — 4.9%
City of Murray Utah, RB, VRDN, IHC Health Services, Inc. (a):
Series C, 0.01%, 1/04/16	34,820	34,820,000
Series C (Northern Trust Co. SBPA), 0.01%, 1/04/16	32,465	32,465,000
Series D, 0.01%, 1/04/16	25,200	25,200,000
County of Weber Utah, RB, VRDN, IHC Health Service, Inc., Series C (Bank of New York SBPA), 0.01%, 1/04/16 (a)	45,050	45,050,000
State of Utah, GO, FLOATS, VRDN, Series 2987 (Morgan Stanley Liquidity Agreement), 0.02%, 1/07/16 (a)(b)(c)	8,200	8,200,000

		145,735,000
Vermont — 0.2%
Vermont Housing Finance Agency, Refunding RB, AMT, Series A, VRDN (TD Bank NA SBPA), 0.02%, 1/07/16 (a)	5,450	5,450,000
Virginia — 2.7%
City of Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (Manufacturers & Traders LOC), 0.06%, 1/07/16 (a)	868	868,000
County of Albemarle Industrial Development Authority, RB, VRDN, Jefferson Scholars Foundation Project (SunTrust Bank LOC), 0.09%, 1/07/16 (a)	8,400	8,400,000
Stafford County & Staunton Industrial Development Authority, RB, VRDN, VMIL/VACO Commonwealth (US Bank NA LOC), 0.02%, 1/07/16 (a)	180	180,000

Municipal Bonds	Par (000)	Value
Virginia (continued)
State of Virginia Commonwealth Transportation Board, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. Liquidity Agreement), 0.01%, 1/07/16 (a)	$12,960	$12,960,000
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.08%, 1/07/16 (a)(b)	2,880	2,880,000
University of Virginia, RB, VRDN, Eagle Tax-Exempt Receipts, Class A (Citibank NA Liquidity Agreement), 0.02%, 1/07/16 (a)(b)(c)	5,565	5,565,000
Virginia College Building Authority, RB, VRDN, 21st Century College (a):
Series B (Wells Fargo Bank NA SBPA), 0.01%, 1/04/16	32,425	32,425,000
Series C (Wells Fargo Bank NA SBPA), 0.01%, 1/04/16	16,440	16,440,000
Virginia College Building Authority, Refunding RB, VRDN, University of Richmond Project (Wells Fargo Bank NA SBPA), 0.01%, 1/04/16 (a)	1,050	1,050,000

		80,768,000
Washington — 3.1%
County of King Washington Sewer Revenue, RB, VRDN (Citibank NA Liquidity Agreement) (AGM), 0.02%, 1/07/16 (a)(b)	9,410	9,410,000
County of King Washington Sewer Revenue, Refunding RB, Austin Trust, VRDN, Series 1200 (AGM) (Bank of America NA Liquidity Agreement), 0.04%, 1/07/16 (a)(b)	10,000	10,000,000
State of Washington Healthcare Facility Authority, RB, VRDN, Seattle Children’s Hospital (Bank of America NA SBPA) (a)(b):
0.04%, 1/07/16	5,925	5,925,000
0.04%, 1/07/16	2,230	2,230,000
State of Washington, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series 4292 (JPMorgan Chase Bank NA Liquidity Agreement), 0.02%, 1/07/16 (a)(b)(c)	3,745	3,745,000

12	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Washington (continued)
State of Washington, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 16C (Wells Fargo Bank NA Liquidity Agreement), 0.03%, 1/07/16 (a)(b)(c)	$20,000	$20,000,000
Washington State Housing Finance Commission, RB, VRDN (a):
Heatherwood, Inc., LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.06%, 1/07/16	11,125	11,125,000
Kingsgate LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.06%, 1/07/16	11,050	11,050,000
Living Care Centers Project, Housing, Series C42, AMT (Wells Fargo Bank NA LOC), 0.02%, 1/07/16	10,530	10,530,000
Traditions at South Hill Apartments Project (Freddie Mac Liquidity Agreement), 0.02%, 1/07/16	8,300	8,300,000

		92,315,000
West Virginia — 1.4%
County of Jackson West Virginia, RB, VRDN, Armstrong World Industries, Inc. Project (Bank of Nova Scotia LOC), 0.02%, 1/07/16 (a)	35,000	35,000,000
West Virginia EDA, RB, VRDN, Appalachian Power Co., Series A (Sumitomo Mitsui Trust Bank Ltd. LOC), 0.02%, 1/07/16 (a)	5,800	5,800,000

		40,800,000
Wisconsin — 3.6%
City of West Bend Housing Authority, RB, VRDN, River Shores Regency, AMT (U.S. Bank NA LOC), 0.03%, 1/07/16 (a)	5,040	5,040,000
State of Wisconsin (b):
0.09%, 1/06/16	19,208	19,208,000
0.09%, 1/20/16	30,750	30,750,000

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
State of Wisconsin Petroleum Inspection Fee (b):
0.09%, 1/06/16	$30,000	$30,000,000
0.10%, 2/01/16	15,150	15,150,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co. Project, AMT (Wells Fargo Bank NA LOC), 0.05%, 1/07/16 (a)	4,000	4,000,000
Wisconsin Health & Educational Facilities Authority, RB, ROCS, VRDN, Ascension Health, Series II R-14065 (Citibank NA Liquidity Agreement), 0.02%, 1/07/16 (a)(b)(c)	3,000	3,000,000

		107,148,000
Wyoming — 0.6%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank NA LOC), 0.11%, 1/07/16 (a)	4,000	4,000,000
County of Converse Wyoming, Refunding RB, VRDN, PacifiCorp Projects (Bank of Nova Scotia LOC), 0.01%, 1/07/16 (a)	6,485	6,485,000
County of Sweetwater Wyoming, Refunding RB, VRDN, PacifiCorp Project (Bank of Nova Scotia LOC), 0.01%, 1/07/16 (a)	5,310	5,310,000
County of Uinta Wyoming, Refunding RB, VRDN, Pollution Control Revenue, Chevron USA, Inc. Project, 0.01%, 1/04/16 (a)	1,600	1,600,000

		17,395,000
Total Investments (Cost — $2,946,789,946*) — 98.7%		2,946,789,946
Other Assets Less Liabilities — 1.3%		38,928,112

Net Assets — 100.0%		$2,985,718,058

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2015	13

Schedule of Investments (continued)	Master Tax-Exempt LLC

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Variable rate security. Rate as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	FNMA	Federal National Mortgage Association	M/F	Multi-Family
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds	P-FLOATS	Puttable Floating Rate Securities
AMT	Alternative Minimum Tax (subject to)	HDA	Housing Development Authority	PUTTERS	Puttable Tax-Exempt Receipts
BAN	Bond Anticipation Notes	HFA	Housing Finance Agency	RB	Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	HRB	Housing Revenue Bonds	ROCS	Reset Option Certificates
COP	Certificates of Participation	IDA	Industrial Development Authority	SBPA	Stand-by Bond Purchase Agreements
DRIVERS	Derivative Inverse Tax-Exempt Receipts	IDB	Industrial Development Board	S/F	Single-Family
EDA	Economic Development Authority	ISD	Independent School District	TAN	Tax Anticipation Notes
EDC	Economic Development Corp.	LOC	Letter of Credit	VRDN	Variable Rate Demand Notes
FLOATS	Floating Rate Securities	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders

14	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2015

Schedule of Investments (concluded)	Master Tax-Exempt LLC

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$2,946,789,946	—	$2,946,789,946
[1] See above Schedule of Investments for values in each state or political subdivision.

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $77,579,622 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between levels.

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2015	15

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 23, 2016